Note 16 - Regulatory Capital (Details)	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%